FINANCIAL INSTRUMENTS (Details 14) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 9,773,255	$ 7,414,740
Financial liabilities, at fair value	9,659,760	6,799,888
U.S Dollar [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,401,034	2,898,249
Financial liabilities, at fair value	3,210,190	2,638,226
U.S Dollar [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	768,728	626,169
Financial liabilities, at fair value	945,060	673,243
U.S Dollar [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	145,491	133,934
Financial liabilities, at fair value	145,491	133,934
U.S Dollar [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	181,744	212,689
Financial liabilities, at fair value	181,744	212,689
U.S Dollar [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	24,483	26,633
Financial liabilities, at fair value	24,483	26,633
Unidad de Fomento [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	2,901,520	1,819,427
Financial liabilities, at fair value	2,791,889	1,404,819
Unidad de Fomento [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	23,539	21,494
Financial liabilities, at fair value	23,539	21,494
Unidad de Fomento [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	40,663	38,145
Financial liabilities, at fair value	40,663	38,145
Other currencies [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	192,987	201,437
Financial liabilities, at fair value	192,987	201,437
Other currencies [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	598	1,014
Financial liabilities, at fair value	598	1,014
Other currencies [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	30,083	16,411
Financial liabilities, at fair value	30,083	16,411
Brazilian Real [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	448,293	81,662
Financial liabilities, at fair value	448,293	81,662
Brazilian Real [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	0	3,007
Financial liabilities, at fair value	0	3,007
Chilean Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	49,997	65,820
Financial liabilities, at fair value	49,997	65,820
Chilean Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	294,552	339,388
Financial liabilities, at fair value	294,552	339,388
Chilean Pesos [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	8,878	7,130
Financial liabilities, at fair value	8,878	7,130
Euro [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	294,451	323,417
Financial liabilities, at fair value	305,099	336,122
Euro [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	323	408
Financial liabilities, at fair value	323	408
Euro [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	37,180	21,414
Financial liabilities, at fair value	37,180	21,414
Mexican Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	977	1,107
Financial liabilities, at fair value	977	1,107
Mexican Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	23,199	24,199
Financial liabilities, at fair value	23,199	24,199
Real [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	794,135	504,213
Financial liabilities, at fair value	794,135	504,213
Argentine Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	41,240	47,373
Financial liabilities, at fair value	$ 41,240	$ 47,373